4. Accounting for Derivatives and Hedging Activities (Details-Derivative assets and liabilities) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Cash deposits in collateral accounts Fair Value Asset Derivatives	$ 20,620,941	$ 10,168,056
Cash in trading accounts, net Fair Value Asset Derivatives	24,423,154	11,302,971
Cash in trading accounts, net Liability Derivatives	(3,436,002)	(818,523)
Energy commodity contracts | DesignatedAsHedgingInstrumentMember
Derivatives, Fair Value [Line Items]
Designated as cash flow hedging instruments Fair Value Asset Derivatives	15,732	417,309
Designated as cash flow hedging instruments Liability Derivatives	(879,140)	(60,695)
Energy commodity contracts | Nondesignated [Member]
Derivatives, Fair Value [Line Items]
Not designated as hedging instruments Fair Value Asset Derivatives	2,350,662	717,606
Not designated as hedging instruments Liability Derivatives	(2,556,862)	(757,828)
Total derivative instruments
Derivatives, Fair Value [Line Items]
Derivative assets	3,802,213	1,134,915
Derivative Liabilities	(3,436,002)	(818,523)
FTR | Nondesignated [Member]
Derivatives, Fair Value [Line Items]
Not designated as hedging instruments Fair Value Asset Derivatives	$ 1,435,819	$ 0